Schedule of Investments
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.44%
Brazil–8.49%
Ambev S.A., ADR	3,969,718	$11,075,513
Arcos Dorados Holdings, Inc., Class A(a)	10,932,631	54,007,197
B3 S.A. - Brasil, Bolsa, Balcao	3,524,520	38,521,456
Banco Bradesco S.A., ADR	3,235,210	14,687,853
Fleury S.A.	7,487,400	35,935,798
Multiplan Empreendimentos Imobiliarios S.A.	9,755,829	37,800,851
Raia Drogasil S.A.	1,600,000	7,287,349
Rede D’Or Sao Luiz S.A.(b)	1,100,000	13,208,685
TOTVS S.A.	2,338,500	12,138,283
		224,662,985
China–29.34%
Alibaba Group Holding Ltd., ADR(c)	501,797	127,371,133
Angel Yeast Co. Ltd., A Shares	1,638,488	13,353,572
China Feihe Ltd.(b)	7,329,000	21,954,577
China Mengniu Dairy Co. Ltd.(c)	13,715,000	82,119,743
Henan Shuanghui Investment & Development Co. Ltd., A Shares	1,926,183	13,988,350
JD.com, Inc., ADR(c)	849,151	75,311,202
Kweichow Moutai Co. Ltd., A Shares	52,556	17,222,550
Meituan Dianping, B Shares(c)	350,800	16,000,679
New Oriental Education & Technology Group, Inc., ADR(c)	185,140	31,010,950
Shanghai International Airport Co. Ltd.	3,176,254	38,875,365
Sunny Optical Technology Group Co. Ltd.	1,386,100	36,235,351
Tencent Holdings Ltd.	1,467,200	128,443,197
Tongcheng-Elong Holdings Ltd.(b)(c)	14,156,800	25,398,105
Wuliangye Yibin Co. Ltd., A Shares	1,360,647	61,353,439
Yum China Holdings, Inc.	1,543,516	87,532,792
		776,171,005
Egypt–1.48%
Eastern Co. S.A.E.	21,384,488	20,436,819
Egyptian Financial Group-Hermes Holding Co.	18,652,502	18,757,296
		39,194,115
France–0.94%
Bollore S.A.	6,148,198	24,935,922
Hungary–2.61%
Gedeon Richter PLC	2,443,485	68,973,935
India–2.29%
HDFC Bank Ltd., ADR(c)	840,071	60,569,119
Indonesia–2.62%
PT Bank Central Asia Tbk	19,144,200	46,164,968
PT Telekomunikasi Indonesia (Persero) Tbk	104,477,700	23,067,938
		69,232,906
Israel–0.78%
ICL Group Ltd.	3,847,588	20,486,410
Shares		Value
Macau–1.74%
Galaxy Entertainment Group Ltd.(c)	5,926,000	$46,030,835
Mexico–9.88%
Bolsa Mexicana de Valores S.A.B. de C.V.	21,082,320	47,308,977
GMexico Transportes S.A.B. de C.V.	27,888,930	40,066,783
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.(c)	7,831,898	46,225,735
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B(c)	3,633,538	36,620,760
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	22,678,092	39,616,687
Wal-Mart de Mexico S.A.B. de C.V., Series V	18,056,334	51,396,999
		261,235,941
Nigeria–0.95%
Zenith Bank PLC	363,656,079	25,049,198
Peru–0.42%
Credicorp Ltd.	72,821	10,947,181
Philippines–2.99%
BDO Unibank, Inc.	15,538,040	32,672,427
SM Investments Corp.	857,870	17,605,030
SM Prime Holdings, Inc.	39,270,900	28,805,529
		79,082,986
Russia–11.56%
Detsky Mir PJSC	8,288,510	15,628,756
Gazprom PJSC, ADR	4,284,513	23,728,511
Mobile TeleSystems PJSC, ADR	3,016,494	27,148,446
Moscow Exchange MICEX-RTS PJSC	9,640,000	19,939,897
Ozon Holdings PLC, ADR(c)	398,282	19,252,952
Sberbank of Russia PJSC	11,900,044	40,401,827
Sberbank of Russia PJSC, Preference Shares	24,871,366	78,115,663
Yandex N.V., Class A(c)	1,302,426	81,583,965
		305,800,017
South Africa–2.38%
Naspers Ltd., Class N	274,700	63,051,972
South Korea–7.59%
NAVER Corp.	137,204	42,088,353
Samsung Electronics Co. Ltd.	2,174,183	158,676,019
		200,764,372
Taiwan–5.29%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,626,000	139,907,071
Turkey–1.17%
Haci Omer Sabanci Holding A.S.	21,674,815	30,982,084
United Arab Emirates–0.65%
Emaar Properties PJSC(c)	16,658,100	17,203,922

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets All Cap Fund

Shares		Value
Vietnam–1.27%
Vietnam Dairy Products JSC	7,548,648	$33,667,112
Total Common Stocks & Other Equity Interests (Cost $1,669,001,324)		2,497,949,088
Money Market Funds–5.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(a)(d)	47,318,729	47,318,729
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(a)(d)	32,959,464	32,972,648
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(a)(d)	54,078,547	$54,078,547
Total Money Market Funds (Cost $134,365,178)		134,369,924
TOTAL INVESTMENTS IN SECURITIES—99.52% (Cost $1,803,366,502)		2,632,319,012
OTHER ASSETS LESS LIABILITIES–0.48%		12,807,930
NET ASSETS–100.00%		$2,645,126,942
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$43,866,503	$45,471,483	$(42,019,257)	$-	$-	$47,318,729	$1,895
Invesco Liquid Assets Portfolio, Institutional Class	30,506,633	32,479,631	(30,013,755)	2,833	(2,694)	32,972,648	4,746
Invesco Treasury Portfolio, Institutional Class	50,133,146	51,967,409	(48,022,008)	-	-	54,078,547	1,170
Investments in Other Affiliates:
Arcos Dorados Holdings, Inc., Class A	43,949,177	-	-	10,058,020	-	54,007,197	-
Total	$168,455,459	$129,918,523	$(120,055,020)	$10,060,853	$(2,694)	$188,377,121	$7,811

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $60,561,367, which represented 2.29% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets All Cap Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$224,662,985	$—	$—	$224,662,985
China	321,226,077	454,944,928	—	776,171,005
Egypt	—	39,194,115	—	39,194,115
France	—	24,935,922	—	24,935,922
Hungary	—	68,973,935	—	68,973,935
India	60,569,119	—	—	60,569,119
Indonesia	—	69,232,906	—	69,232,906
Israel	—	20,486,410	—	20,486,410
Macau	—	46,030,835	—	46,030,835
Mexico	261,235,941	—	—	261,235,941
Nigeria	—	25,049,198	—	25,049,198
Peru	10,947,181	—	—	10,947,181
Philippines	—	79,082,986	—	79,082,986
Russia	163,554,016	142,246,001	—	305,800,017
South Africa	—	63,051,972	—	63,051,972
South Korea	—	200,764,372	—	200,764,372
Taiwan	—	139,907,071	—	139,907,071
Turkey	—	30,982,084	—	30,982,084
United Arab Emirates	—	17,203,922	—	17,203,922
Vietnam	—	33,667,112	—	33,667,112
Money Market Funds	134,369,924	—	—	134,369,924
Total Investments	$1,176,565,243	$1,455,753,769	$—	$2,632,319,012
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Emerging Markets All Cap Fund